UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.2%)
	Australia (d) (1.3%)
	Aluminum
7,791	Alumina Ltd. (e)	$5,587

	Beverages: Alcoholic
15,985	Foster’s Group Ltd.	55,139

	Beverages: Non-Alcoholic
4,213	Coca-Cola Amatil Ltd.	24,383

	Biotechnology
2,230	CSL Ltd.	52,512

	Building Products
16,275	CSR Ltd. (e)	14,462

	Casino/Gaming
3,127	TABCORP Holdings Ltd.	12,958

	Chemicals: Major Diversified
4,037	Orica Ltd.	34,120

	Construction Materials
8,286	Boral Ltd. (e)	17,190

	Containers/Packaging
12,543	Amcor Ltd.	42,570

	Electric Utilities
5,790	Origin Energy Ltd.	51,067

	Engineering & Construction
1,853	Leighton Holdings Ltd. (e)	19,303

	Financial Conglomerates
1,577	Macquarie Group Ltd. (e)	25,358
4,240	Suncorp-Metway Ltd.	19,938
		45,296
	Food Retail
7,609	Woolworths Ltd.	132,721

	Gas Distributors
3,841	AGL Energy Ltd.	35,497

	Industrial Conglomerates
3,197	Wesfarmers Ltd. (e)	31,083
1,232	Wesfarmers Ltd. (PPS)	11,912
		42,995
	Investment Managers
10,399	AMP Ltd.	34,381

	Investment Trusts/Mutual Funds
18,249	Macquarie Infrastructure Group (Stapled Securities) (b) (e)	18,353

	Major Banks
2,342	Australia and New Zealand Banking Group Ltd.	19,424
1,933	Commonwealth Bank of Australia	32,559
2,591	National Australia Bank Ltd.	30,656
2,709	Westpac Banking Corp. (e)	26,598
		109,237
	Major Telecommunications
16,799	Telstra Corp., Ltd.	40,192

	Medical/Nursing Services
1,133	Sonic Healthcare Ltd.	9,946

	Miscellaneous Commercial Services
7,698	Brambles Ltd.	32,901

	Multi-Line Insurance
13,204	Insurance Australia Group Ltd.	32,313

	Oil & Gas Production
3,996	Santos Ltd.	35,899
3,373	Woodside Petroleum Ltd.	74,468
		110,367
	Oil Refining/Marketing
3,373	Caltex Australia Ltd.	18,568

	Other Metals/Minerals
21,689	BHP Billiton Ltd.	408,440
1,892	Rio Tinto Ltd. (e)	49,218
		457,658
	Other Transportation
5,155	Asciano Group (Stapled Securities) (b)	3,560
6,270	Transurban Group (Stapled Securities) (b) (e)	20,246
		23,806
	Precious Metals
3,316	Newcrest Mining Ltd.	64,398

	Property - Casualty Insurers
5,003	QBE Insurance Group Ltd. (e)	75,346

	Publishing: Newspapers
7,583	Fairfax Media Ltd. (e)	6,659

	Real Estate Development
3,305	Lend Lease Corp., Ltd.	14,064

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities) (b) (e)	3,060

	Steel
5,174	BlueScope Steel Ltd.	11,419
5,597	OneSteel Ltd.	8,437
		19,856
	Trucking
2,983	Toll Holdings Ltd.	10,246

	Total Australia	1,667,151

	Austria (d) (0.1%)
	Major Banks
2,800	Erste Group Bank AG (e)	42,210

	Oil Refining/Marketing
2,575	OMV AG	73,562

	Total Austria	115,772

	Belgium (d) (0.4%)
	Beverages: Alcoholic
2,744	Anheuser - Busch InBev NV	14
4,457	InBev NV	113,373
		113,387
	Chemicals: Specialty
957	Solvay S.A. (e)	67,643

	Financial Conglomerates
688	CNP / Nationale Portefeuille Maatschappij	32,537
1,152	Groupe Bruxelles Lambert S.A.	84,754
		117,291
	Major Banks
3,025	KBC Groep NV	55,264

	Major Telecommunications
2,779	Belgacom S.A.	97,187

	Other Metals/Minerals
2,270	Umicore	42,339

	Pharmaceuticals: Other
2,303	UCB S.A.	71,736

	Total Belgium	564,847

	Bermuda (d) (0.2%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd.	12,796

	Apparel/Footwear Retail
11,600	Esprit Holdings Ltd.	61,872

	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd.	26,227

	Contract Drilling
4,400	Seadrill Ltd. (e)	36,247

	Hotels/Resorts/Cruiselines
4,713	Shangri-La Asia Ltd.	5,497

	Investment Banks/Brokers
269,063	REXCAPITAL Financial Holdings Ltd. (a)	9,077

	Real Estate Development
6,384	Kerry Properties Ltd.	14,930

	Specialty Stores
17,346	Chow Sang Sang Holdings International Ltd.	9,132

	Wholesale Distributors
71,220	Li & Fung Ltd. (Hong Kong)	142,758

	Total Bermuda	318,536

	Brazil (0.2%)
	Department Stores
9,000	Lojas Renner S.A.	54,892

	Food: Meat/Fish/Dairy
5,800	Perdigao S.A.	80,000

	Major Banks
10,300	Banco do Brasil S.A.	63,043

	Railroads
12,800	All America Latina Logistica (Units) (c)	48,552

	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	52,914
2,640	Cyrela Commercial Properties S.A.	6,827
		59,741

	Total Brazil	306,228

	Cayman Islands (d) (0.2%)
	Agricultural Commodities/Milling
54,756	Chaoda Modern Agriculture (Holdings) Ltd.	34,480

	Apparel/Footwear
98,900	Daphne International Holdings Ltd	14,712
28,000	Li Ning Co., Ltd.	38,594
		53,306
	Industrial Specialties
8,500	Kingboard Chemical Holdings Ltd.	13,641

	Major Telecommunications
25,000	Hutchison Telecommunications International Ltd.	6,249

	Real Estate Development
87,843	Agile Property Holdings Ltd.	33,866
44,000	China Resources Land Ltd.	50,751
82,000	New World China Land Ltd.	20,474
		105,091

	Total Cayman Islands	212,767

	Denmark (d) (0.6%)
	Biotechnology
1,053	Novozymes A/S (B Shares)	83,799

	Electrical Products
1,771	Vestas Wind Systems A/S (a)	85,631

	Marine Shipping
23	A P Moller - Maersk A/S (B Shares) (e)	110,327

	Pharmaceuticals: Major
10,467	Novo Nordisk A/S (B Shares)	558,521

	Trucking
2,250	DSV A/S (e)	22,166

	Total Denmark	860,444

	Finland (d) (1.3%)
	Electric Utilities
8,908	Fortum Oyj	173,910

	Engineering & Construction
2,296	Kone Oyj (B Shares) (e)	48,227

	Food Retail
3,248	Kesko Oyj (B Shares) (e)	79,907

	Industrial Machinery
2,428	Metso Oyj	23,619

	Oil Refining/Marketing
2,037	Neste Oil Oyj (e)	29,512

	Other Metals/Minerals
2,897	Outokumpu Oyj (e)	33,028

	Property - Casualty Insurers
3,793	Sampo Oyj (A Shares)	61,066

	Pulp & Paper
9,349	Stora Enso Oyj (Registered Shares) (e)	57,075
7,721	UPM-Kymmene Oyj	73,011
		130,086
	Steel
1,336	Rautaruukki Oyj	21,238

	Telecommunication Equipment
86,852	Nokia Oyj	1,065,901

	Trucks/Construction/Farm Machinery
904	Wartsila Oyj (e)	24,239

	Total Finland	1,690,733

	France (d) (10.1%)
	Advertising/Marketing Services
1,763	Publicis Groupe	41,471

	Aerospace & Defense
1,698	Thales S.A.	75,542
290	Zodiac S.A. (e)	10,520
		86,062
	Apparel/Footwear
1,078	Hermes International (e)	108,722
3,740	LVMH Moet Hennessy Louis Vuitton S.A. (e)	204,477
		313,199
	Auto Parts: O.E.M.
1,777	Valeo S.A. (e)	19,831

	Automotive Aftermarket
1,943	Compagnie Generale des Etablissements Michelin (B Shares)	76,205

	Beverages: Alcoholic
2,191	Pernod-Ricard S.A. (e)	137,802

	Broadcasting
3,187	Societe Television Francaise 1 (e)	34,424

	Building Products
5,031	Compagnie de Saint-Gobain (e)	170,612

	Chemicals: Specialty
5,295	Air Liquide S.A. (e)	385,909

	Construction Materials
687	Imerys S.A.	27,416
3,146	Lafarge S.A. (e)	145,302
		172,718
	Department Stores
1,648	PPR (e)	83,389

	Electric Utilities
2,888	Electricite de France (EDF) (e)	141,381

	Electrical Products
6,422	Schneider Electric S.A.	408,458

	Engineering & Construction
9,572	Bouygues S.A. (e)	327,053
4,607	Vinci S.A.	157,817
		484,870
	Financial Conglomerates
401	Eurazeo	13,589

	Food Retail
16,795	Carrefour S.A. (e)	575,833
2,016	Casino Guichard-Perrachon S.A.	132,480
		708,313
	Food: Major Diversified
7,523	Groupe Danone (e)	386,948

	Gas Distributors
31,896	GDF Suez	1,224,126

	Hotels/Resorts/Cruiselines
2,975	Accor S.A. (e)	117,734

	Household/Personal Care
2,050	L’Oreal S.A. (e)	136,412

	Industrial Conglomerates
3,762	Alstom	182,542

	Information Technology Services
745	Atos Origin S.A. (e)	17,738
3,992	Cap Gemini S.A. (e)	138,185
		155,923
	Integrated Oil
49,314	Total S.A.	2,466,759

	Life/Health Insurance
654	CNP Assurances	43,604

	Major Banks
11,731	BNP Paribas	449,450
4,393	Societe Generale	185,225
		634,675
	Major Telecommunications
47,867	France Telecom S.A. (e)	1,080,668

	Media Conglomerates
26,232	Vivendi	677,251

	Medical Specialties
2,919	Essilor International S.A.	111,650

	Metal Fabrications
655	Vallourec S.A.	64,436

	Miscellaneous Commercial Services
1,547	Sodexo (e)	78,509

	Motor Vehicles
1,825	PSA Peugeot Citroen (e)	31,071
1,792	Renault S.A. (e)	34,645
		65,716
	Multi-Line Insurance
14,593	Axa	227,350
993	SCOR SE	20,182
		247,532
	Office Equipment/Supplies
934	Neopost S.A. (e)	75,298

	Oilfield Services/Equipment
1,947	Technip S.A.	60,611

	Other Consumer Specialties
302	Societe BIC S.A.	16,238

	Packaged Software
1,637	Dassault Systemes S.A. (e)	61,957

	Pharmaceuticals: Major
26,006	Sanofi-Aventis	1,464,666

	Publishing: Books/Magazines
3,049	Lagardere S.C.A. (e)	116,283

	Real Estate Development
917	Unibail - Rodamco	123,482

	Regional Banks
7,754	Credit Agricole S.A.	94,358

	Telecommunication Equipment
56,527	Alcatel-Lucent (a) (e)	112,383
1,681	Safran S.A. (e)	21,062
		133,445
	Water Utilities
11,914	Veolia Environnement	268,628

	Total France	13,367,684

	Germany (d) (5.4%)
	Air Freight/Couriers
8,255	Deutsche Post AG (Registered Shares)	103,568

	Airlines
2,914	Deutsche Lufthansa AG (Registered Shares)	35,325

	Apparel/Footwear
2,652	Adidas AG	91,779
155	Puma AG	27,943
		119,722
	Chemicals: Agricultural
6,968	K+S AG (e)	329,354

	Chemicals: Major Diversified
16,853	BASF SE	487,867

	Chemicals: Specialty
1,284	Linde AG (e)	85,610

	Department Stores
4,620	Metro AG	168,292

	Electric Utilities
31,894	E.ON AG	1,026,129
6,967	RWE AG	541,389
		1,567,518
	Engineering & Construction
832	Hochtief AG	28,540

	Hotels/Resorts/Cruiselines
1,859	TUI AG (e)	15,615

	Household/Personal Care
2,445	Beiersdorf AG (e)	119,785

	Industrial Conglomerates
1,547	MAN AG	67,748
7,551	Siemens AG (Registered Shares) (e)	423,321
4,383	ThyssenKrupp AG (e)	89,037
		580,106
	Investment Banks/Brokers
4,281	Deutsche Boerse AG	215,257

	Major Banks
4,613	Commerzbank AG (e)	21,035
1,822	Deutsche Bank AG (Registered Shares) (e)	47,999
689	Deutsche Postbank AG (e)	8,268
		77,302
	Major Telecommunications
43,213	Deutsche Telekom AG (Registered Shares)	522,304

	Medical Distributors
1,712	Celesio AG	36,634

	Medical/Nursing Services
3,601	Fresenius Medical Care AG & Co. KGaA (e)	161,591

	Motor Vehicles
4,614	Bayerische Motoren Werke (BMW) AG (e)	109,441
8,301	Daimler AG (Registered Shares)	232,760
1,061	Volkswagen AG	338,394
		680,595
	Multi-Line Insurance
2,542	Allianz SE (Registered Shares)	213,942
1,218	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	161,961
		375,903

	Packaged Software
20,782	SAP AG	738,000

	Pharmaceuticals: Major
828	Merck KGaA	70,334

	Pharmaceuticals: Other
11,208	Bayer AG	598,227

	Semiconductors
5,977	Infineon Technologies AG (a) (e)	5,325

	Total Germany	7,122,774

	Greece (d) (0.3%)
	Casino/Gaming
3,400	OPAP S.A.	98,734

	Construction Materials
1,320	Titan Cement Company S. A.	23,873

	Major Banks
9,454	National Bank of Greece S.A.	156,875

	Regional Banks
7,231	Alpha Bank A.E.	60,351
6,788	EFG Eurobank Ergasias	42,346
5,950	Piraeus Bank S.A.	39,264
		141,961

	Total Greece	421,443

	Hong Kong (d) (1.2%)
	Airlines
14,000	Cathay Pacific Airways Ltd.	16,295

	Broadcasting
1,000	Television Broadcasts Ltd.	3,549

	Electric Utilities
19,804	CLP Holdings Ltd.	134,249
15,500	Hongkong Electric Holdings Ltd.	90,978
		225,227
	Engineering & Construction
32,212	New World Development Co., Ltd.	30,795

	Financial Conglomerates
17,020	Wharf (Holdings) Ltd. (The)	42,264

	Gas Distributors
53,838	Hong Kong & China Gas Co., Ltd.	87,814

	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	46,085
23,926	Hutchison Whampoa Ltd.	122,038
10,500	Swire Pacific Ltd. (Class A)	67,865
		235,988
	Investment Banks/Brokers
11,600	Hong Kong Exchanges & Clearing Ltd.	99,541

	Major Banks
20,098	Bank of East Asia, Ltd. (The)	39,998
44,500	BOC Hong Kong (Holdings) Ltd.	45,452
8,200	Hang Seng Bank Ltd.	98,811
		184,261
	Major Telecommunications
46,637	PCCW Ltd.	23,998

	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	35,486

	Railroads
18,308	MTR Corp., Ltd.	43,770

	Real Estate Development
17,000	Cheung Kong (Holdings) Ltd.	157,654
65,500	Hang Lung Properties Ltd.	147,059
7,000	Henderson Land Development Co., Ltd.	26,667
7,000	Hopewell Holdings Ltd.	23,078
9,708	Hysan Development Co., Ltd.	15,763

17,817	Sino Land Co., Ltd.	17,068
23,000	Sun Hung Kai Properties Ltd.	204,489
		591,778
	Real Estate Investment Trusts
22,130	Link REIT	41,352

	Total Hong Kong	1,662,118

	Indonesia (d) (0.1%)
	Motor Vehicles
79,500	PT Astra International Tbk	88,991

	Ireland (d) (0.2%)
	Construction Materials
8,527	CRH PLC	198,369

	Major Banks
13,315	Allied Irish Banks PLC	19,329

	Total Ireland	217,698

	Italy (d) (1.7%)
	Electric Utilities
57,868	Enel S.p.A.	324,366

	Integrated Oil
37,599	Eni S.p.A.	797,745

	Life/Health Insurance
2,946	Alleanza Assicurazioni S.p.A.	19,989
7,009	Assicurazioni Generali S.p.A.	145,890
		165,879
	Major Banks
111,467	Intesa Sanpaolo	351,214
94,134	UniCredit S.p.A.	165,609
		516,823
	Major Telecommunications
149,210	Telecom Italia S.p.A.	183,363

	Motor Vehicles
7,887	Fiat S.p.A. (a)	38,543

	Oilfield Services/Equipment
4,029	Saipem S.p.A.	61,489

	Regional Banks
6,788	Banco Popolare Societa Cooperativa	38,711
6,406	Unione di Banche Italiane ScpA	79,758
		118,469

	Total Italy	2,206,677

	Japan (d) (g) (29.2%)
	Agricultural Commodities/Milling
6,500	Nisshin Seifun Group Inc.	70,700

	Air Freight/Couriers
24,500	Nippon Express Co., Ltd.	87,568
8,035	Yamato Holdings Co., Ltd.	81,554
		169,122
	Airlines
28,000	Japan Airlines Corp. (a)	60,117

	Apparel/Footwear
5,546	Onward Holdings Co., Ltd.	37,286

	Apparel/Footwear Retail
2,300	Fast Retailing Co., Ltd.	290,411
800	Shimamura Co., Ltd.	55,789
		346,200
	Auto Parts: O.E.M.
17,900	Denso Corp.	323,526
6,059	NGK Spark Plug Co., Ltd. (e)	46,487
2,400	Stanley Electric Co., Ltd.	22,993
2,700	Toyota Industries Corp.	53,744
		446,750
	Automotive Aftermarket
24,400	Bridgestone Corp. (e)	307,292

	Beverages: Alcoholic
11,100	Asahi Breweries, Ltd.	171,471

24,051	Kirin Holdings Co., Ltd.	301,891
8,000	Sapporo Holdings Ltd.	36,909
		510,271
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (e)	20,756

	Broadcasting
13	Fuji Media Holdings, Inc.	16,530
3,000	Tokyo Broadcasting System, Inc.	40,391
		56,921
	Building Products
6,462	JS Group Corp.	85,652
9,500	Nippon Sheet Glass Company, Ltd.	23,167
13,500	Toto Ltd. (e)	71,572
		180,391
	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd.	41,167

	Chemicals: Major Diversified
34,000	Asahi Kasei Corp. (e)	139,036
25,000	Mitsubishi Chemical Holdings Corp.	102,011
		241,047
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd. (e)	26,313
13,546	Denki Kagaku Kogyo Kabushiki Kaisha	28,203
22,588	DIC, Inc.	36,387
4,208	JSR Corp. (e)	50,968
8,000	Kaneka Corp.	42,713
10,556	Kuraray Co., Ltd.	82,657
17,099	Mitsubishi Rayon Co., Ltd. (e)	41,067
14,500	Mitsui Chemicals, Inc. (e)	41,586
10,297	Shin-Etsu Chemical Co., Ltd.	478,183
19,000	Showa Denko K.K.	25,164
36,000	Sumitomo Chemical Co., Ltd. (e)	113,077
16,000	Tosoh Corp. (e)	33,421
		999,739
	Commercial Printing/Forms
11,500	Dai Nippon Printing Co., Ltd.	112,079
12,000	Toppan Printing Co., Ltd.	80,582
		192,661
	Computer Processing Hardware
51,000	Fujitsu Ltd.	229,080

	Construction Materials
15,000	Taiheiyo Cement Corp. (e)	20,505

	Containers/Packaging
5,617	Toyo Seikan Kaisha, Ltd.	83,084

	Department Stores
10,187	Isetan Mitsukoshi Holdings Ltd. (a) (e)	73,024
10,500	J. Front Retailing Co., Ltd. (e)	37,314
12,407	Marui Group Co., Ltd. (e)	64,232
8,540	Takashimaya Co., Ltd. (e)	57,334
		231,904
	Electric Utilities
13,700	Chubu Electric Power Co., Inc.	389,269
20,900	Kansai Electric Power Co., Inc. (The)	572,721
8,100	Kyushu Electric Power Co., Inc.	211,052
15,700	Tohoku Electric Power Co., Inc.	403,519
24,600	Tokyo Electric Power Co., Inc. (The)	768,724
		2,345,285
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd. (e)	4,737
19,500	Furukawa Electric Co., Ltd. (The) (e)	67,143
700	Mabuchi Motor Co., Ltd. (e)	26,229
9,060	NGK Insulators, Ltd. (e)	115,605
2,904	Nidec Corp. (e)	137,306
7,500	Panasonic Electric Works Co., Ltd	58,836
17,300	Sumitomo Electric Industries, Ltd.	130,235
1,100	Ushio Inc. (e)	13,897
		553,988
	Electronic Components
4,900	Alps Electric Co., Ltd.	20,657
8,950	Citizen Holdings Co., Ltd. (d) (e)	35,879
900	Hirose Electric Co., Ltd. (e)	84,617
11,500	Hoya Corp. (e)	204,317
3,600	Ibiden Co., Ltd. (e)	72,623
5,600	Murata Manufacturing Co., Ltd.	210,095
8,500	Nippon Electric Glass Co., Ltd.	55,497
3,652	TDK Corp.	136,164
		819,849

	Electronic Equipment/Instruments
28,204	Canon Inc.	758,033
947	Keyence Corp. (e)	171,865
13,530	Konica Minolta Holdings, Inc.	104,101
4,600	Kyocera Corp.	293,844
54,552	Mitsubishi Electric Corp.	248,565
55,500	NEC Corp. (e)	147,775
6,504	Omron Corp.	76,887
53,500	Panasonic Corporation	641,481
17,432	Ricoh Co., Ltd. (e)	211,496
3,000	Seiko Epson Corp.	37,533
79,026	Toshiba Corp. (e)	274,431
5,750	Yokogawa Electric Corp. (e)	26,009
		2,992,020
	Electronic Production Equipment
5,750	Advantest Corp. (e)	77,025
6,000	Tokyo Electron Ltd.	219,283
		296,308
	Electronics/Appliance Stores
3,010	Yamada Denki Co., Ltd.	177,543

	Electronics/Appliances
10,550	Casio Computer Co., Ltd. (e)	82,671
12,600	FUJIFILM Holdings Corp.	275,003
8,000	Nikon Corp. (e)	82,773
49,000	Sanyo Electric Co., Ltd. (a) (e)	74,801
21,500	Sharp Corp. (e)	158,689
18,696	Sony Corp. (e)	361,545
		1,035,482
	Engineering & Construction
8,546	JGC Corp.	120,835
33,000	Kajima Corp. (e)	86,983
23,571	Obayashi Corp.	110,818
23,000	Shimizu Corp. (e)	103,884
34,000	Taisei Corp.	74,789
		497,309
	Finance/Rental/Leasing
590	Acom Co., Ltd. (e)	20,659
500	Aeon Credit Service Co., Ltd. (e)	4,513
1,500	Credit Saison Co., Ltd. (e)	14,621
200	Mitsubishi UFJ Lease & Finance Co., Ltd. (e)	4,690
260	Orix Corp. (e)	11,304
750	Promise Co., Ltd. (e)	13,669
1,350	Takefuji Corp. (e)	9,508
		78,964
	Financial Conglomerates
194,500	Mizuho Financial Group, Inc. (e)	478,146
254	SBI Holdings Inc. (e)	30,557
		508,703
	Food Retail
12,103	Aeon Co., Ltd. (e)	96,584
2,152	FamilyMart Co., Ltd.	78,569
1,803	Lawson, Inc.	88,935
19,700	Seven & I Holdings Co., Ltd.	525,032
		789,120
	Food: Meat/Fish/Dairy
8,000	Meiji Dairies Corp. (e)	37,503
7,000	Nippon Meat Packers, Inc.	88,323
3,700	Yakult Honsha Co., Ltd. (e)	75,039
		200,865
	Food: Specialty/Candy
19,000	Ajinomoto Co., Inc.	163,194
5,500	Kikkoman Corp.	52,711
2,400	Nissin Foods Holdings Co., Ltd. (e)	81,455
5,000	Yamazaki Baking Co., Ltd. (e)	67,198
		364,558
	Gas Distributors
42,000	Osaka Gas Co., Ltd.	178,596
49,000	Tokyo Gas Co., Ltd.	230,822
		409,418
	Home Building
3,056	Daito Trust Construction Co., Ltd.	131,212
17,000	Daiwa House Industry Co., Ltd.	151,358
14,072	Sekisui Chemical Co., Ltd.	78,128
26,046	Sekisui House, Ltd. (e)	218,787
		579,485
	Household/Personal Care
15,500	Kao Corp.	376,816
8,500	Shiseido Company, Ltd.	142,191
1,300	Unicharm Corp.	89,195
		608,202

	Industrial Conglomerates
91,000	Hitachi, Ltd.	290,810
32,500	Kawasaki Heavy Industries, Ltd. (e)	58,628
		349,438
	Industrial Machinery
8,553	Amada Co., Ltd.	40,600
4,700	Daikin Industries, Ltd.	107,320
4,850	Fanuc Ltd.	287,721
29,530	IHI Corp.	34,239
93,550	Mitsubishi Heavy Industries, Ltd. (e)	351,164
1,805	SMC Corp.	160,973
12,000	Sumitomo Heavy Industries, Ltd.	37,852
1,300	THK Co., Ltd. (e)	16,421
		1,036,290
	Industrial Specialties
31,500	Asahi Glass Co., Ltd.	164,524
5,300	Nitto Denko Corp.	97,685
		262,209
	Information Technology Services
900	Itochu Techno-Solutions Corp. (e)	19,967
3,950	Nomura Research Institute, Ltd. (e)	70,777
40	NTT Data Corp.	127,774
280	OBIC Co., Ltd.	43,594
23,200	Softbank Corp. (e)	356,914
		619,026
	Internet Software/Services
476	Yahoo Japan Corp. (e)	151,284

	Investment Banks/Brokers
50,000	Daiwa Securities Group Inc. (e)	273,425
5,400	Matsui Securities Co., Ltd. (e)	40,401
36,350	Nomura Holdings, Inc.	234,128
17,000	Shinko Securities Co., Ltd.	33,760
		581,714
	Life/Health Insurance
2	Sony Financial Holdings Inc. (e)	6,541
4,900	T&D Holdings, Inc.	157,221
		163,762
	Major Banks
29,000	Bank of Yokohama, Ltd. (The)	146,959
17,000	Chiba Bank, Ltd. (The)	94,546
14,623	Chuo Mitsui Trust Holdings, Inc.	57,102
17,000	Joyo Bank, Ltd. (The)	91,911
181,160	Mitsubishi UFJ Financial Group, Inc.	1,004,725
9,600	Resona Holdings, Inc. (d) (e)	147,473
25,500	Shinsei Bank, Ltd. (e)	32,599
15,000	Shizuoka Bank, Ltd. (The)	155,965
12,300	Sumitomo Mitsui Financial Group, Inc. (e)	487,253
29,081	Sumitomo Trust & Banking Co., Ltd. (The)	142,946
		2,361,479
	Major Telecommunications
4,800	Nippon Telegraph & Telephone Corp.	231,431

	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd.	28,583
30,015	Nippon Yusen Kabushiki Kaisha	140,275
		168,858
	Medical Specialties
5,400	Olympus Corp. (e)	86,729
5,150	Terumo Corp.	174,194
		260,923
	Metal Fabrications
12,000	Minebea Co., Ltd.	36,473
50,000	Mitsubishi Materials Corp. (e)	124,428
32,604	Mitsui Mining & Smelting Co.	58,488
19,553	NSK Ltd.	62,685
15,051	NTN Corp. (e)	39,913
		321,987
	Miscellaneous Commercial Services
6,885	Secom Co., Ltd.	288,601
1,190	USS Co., Ltd.	50,328
		338,929
	Miscellaneous Manufacturing
2,500	Kurita Water Industries Ltd. (e)	56,060

	Motor Vehicles
42,309	Honda Motor Co., Ltd.	945,881
62,605	Nissan Motor Co., Ltd.	186,914
68,155	Toyota Motor Corp.	2,173,719
1,100	Yamaha Motor Co., Ltd.	10,269
		3,316,783

	Movies/Entertainment
1,650	Oriental Land Co., Ltd. (e)	125,153
2,850	Toho Co., Ltd. (e)	49,764
		174,917
	Oil & Gas Production
14	INPEX Holdings Inc.	100,445

	Oil Refining/Marketing
41,000	Nippon Oil Corp.	178,014
5,800	Showa Shell Sekiyu K.K.	54,032
8,000	TonenGeneral Sekiyu K.K. (e)	76,909
		308,955
	Other Consumer Services
1,954	Benesse Corp.	83,120

	Other Metals/Minerals
16,595	Dowa Holdings Co., Ltd.	52,588
12,250	Nippon Mining Holdings, Inc.	44,500
26,500	Sumitomo Metal Mining Co., Ltd.	246,938
		344,026
	Other Transportation
3,000	Mitsubishi Logistics Corp.	30,333

	Packaged Software
1,250	Oracle Corp. Japan (e)	49,479
3,200	Trend Micro Inc. (e)	87,123
		136,602
	Pharmaceuticals: Major
20,300	Takeda Pharmaceutical Co., Ltd.	948,441

	Pharmaceuticals: Other
12,100	Astellas Pharma Inc.	456,283
6,406	Chugai Pharmaceutical Co., Ltd. (e)	122,349
16,800	Daiichi Sankyo Co., Ltd.	377,610
5,703	Eisai Co., Ltd. (e)	208,323
8,032	Kyowa Hakko Kogyo Co., Ltd. (e)	71,960
7,181	Shionogi & Co., Ltd.	152,974
4,959	Taisho Pharmaceutical Co., Ltd.	100,479
		1,489,978
	Property - Casualty Insurers
1,000	Aioi Insurance Company Ltd	4,864
16,168	Millea Holdings, Inc.	425,863
1,000	Nipponkoa Insurance Company Ltd	8,132
18,000	Sompo Japan Insurance Inc.	111,788
		550,647
	Pulp & Paper
2,500	Nippon Paper Group, Inc.	73,913
30,000	Oji Paper Co., Ltd. (e)	141,951
		215,864
	Railroads
37	Central Japan Railway Co.	263,190
9,000	East Japan Railway Co.	609,800
11,000	Keihin Electric Express Railway Co., Ltd. (e)	84,177
8,000	Keio Corp.	42,542
41,550	Kintetsu Corp. (e)	187,671
23,500	Tobu Railway Co., Ltd. (e)	128,729
25,000	Tokyu Corp.	108,088
16	West Japan Railway Co.	65,041
		1,489,238
	Real Estate Development
200	AEON Mall Co., Ltd.	2,732
2,450	Leopalace21 Corp. (e)	20,572
20,000	Mitsubishi Estate Co., Ltd.	261,422
14,500	Mitsui Fudosan Co., Ltd.	186,667
6,500	Sumitomo Realty & Development Co., Ltd.	74,451
6,000	Tokyo Tatemono Co., Ltd.	20,024
1,000	Tokyu Land Corp.	3,124
		568,992
	Real Estate Investment Trusts
2	Japan Prime Realty Investment Corporation	5,110
10	Japan Real Estate Investment Corp.	89,797
10	Japan Retail Fund Investment Corp.	43,879
14	Nippon Building Fund Inc.	150,012
1	Nomura Real Estate Office Fund, Inc	6,259
		295,057
	Recreational Products
3,000	Konami Corp.	59,773
2,308	Nintendo Co., Ltd.	710,014
2,550	Shimano Inc. (e)	86,192
3,700	Yamaha Corp. (e)	32,254
		888,233

	Regional Banks
7,500	77 Bank, Ltd. (The)	37,549
6,000	Bank of Kyoto, Ltd. (The) (e)	62,701
15,000	Fukuoka Financial Group, Inc.	50,192
1,000	Gunma Bank Ltd. (The)	5,777
1,000	Hachijuni Bank Ltd. (The)	5,586
1,000	Hiroshima Bank Ltd. (The)	4,225
29,000	Hokuhoku Financial Group, Inc.	57,278
14,000	Nishi-Nippon City Bank, Ltd. (The)	34,181
1,000	Sapporo Hokuyo Holdings Inc. (e)	3,549
1,000	Suruga Bank Ltd.	8,722
		269,760
	Semiconductors
1,500	NEC Electronics Corp. (a)	10,330
3,805	Rohm Co., Ltd.	187,853
		198,183
	Specialty Insurance
8,300	Mitsui Sumitomo insurance Group Holdings, Inc. (a)	212,602

	Specialty Stores
5,000	UNY Co., Ltd.	41,482

	Steel
9,000	JFE Holdings, Inc. (e)	223,113
49,000	Kobe Steel, Ltd. (e)	72,662
118,108	Nippon Steel Corp.	345,231
71,000	Sumitomo Metal Industries, Ltd.	141,421
		782,427
	Textiles
4,571	Nisshinbo Industries, Inc.	33,320
23,608	Teijin Ltd.	56,677
34,000	Toray Industries, Inc. (e)	146,595
		236,592
	Tobacco
105	Japan Tobacco Inc.	300,026

	Trucks/Construction/Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd. (e)	9,774
28,400	Komatsu Ltd. (e)	291,605
40,000	Kubota Corp. (e)	215,921
		517,300
	Wholesale Distributors
40,051	Itochu Corp.	194,188
57,550	Marubeni Corp.	203,861
36,500	Mitsubishi Corp.	482,983
45,000	Mitsui & Co., Ltd.	467,419
26,800	Sumitomo Corp. (e)	242,169
		1,590,620
	Wireless Telecommunications
62	NTT DoCoMo, Inc.	107,969

	Total Japan	38,604,074

	Luxembourg (d) (0.2%)
	Investment Trusts/Mutual Funds
(f)	Reinet Investments SCA (a)	3

	Steel
14,570	ArcelorMittal (e)	327,235

	Total Luxembourg	327,238

	Mexico (0.1%)
	Discount Stores
47,750	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	99,672

	Home Building
2,600	Desarrolladora Homex S.A.B. de C.V. (ADR) (a) (e)	49,582
14,300	Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)	14,681
		64,263
	Real Estate Development
28,100	Corporacion GEO, S.A.B. de C.V. (Series B) (a)	31,000

	Total Mexico	194,935

	Netherlands (d) (2.5%)
	Aerospace & Defense
4,702	European Aeronautic Defence and Space Co. (e)	82,242

	Air Freight/Couriers
8,133	TNT N.V.	141,762

	Beverages: Alcoholic
5,858	Heineken N.V.	172,526

	Chemicals: Major Diversified
2,090	Koninklijke DSM N.V.	50,197

	Construction Materials
6,557	James Hardie Industries N.V. (CDI)	16,120

	Electronic Production Equipment
8,762	ASML Holding N.V.	145,595

	Financial Conglomerates
19,414	ING Groep N.V. (Dutch Certificates)	155,051

	Food Retail
27,816	Koninklijke Ahold NV	334,498

	Food: Major Diversified
44,416	Unilever N.V. (Share Certificates)	980,139

	Industrial Conglomerates
11,762	Koninklijke (Royal) Philips Electronics N.V.	213,320

	Industrial Specialties
3,438	Akzo Nobel N.V.	123,095

	Life/Health Insurance
21,236	Aegon N.V.	112,001

	Major Telecommunications
34,298	Koninklijke (Royal) KPN N.V.	458,096

	Oilfield Services/Equipment
1,326	Furgo N.V. (Share Certificates)	35,938
3,275	SBM Offshore N.V. (e)	39,617
		75,555
	Personnel Services
395	Randstad Holding NV (e)	7,858

	Publishing: Books/Magazines
8,407	Reed Elsevier N.V.	93,214
5,452	Wolters Kluwer N.V.	98,182
		191,396
	Semiconductors
18,123	STMicroelectronics N.V.	94,217

	Total Netherlands	3,353,668

	Norway (d) (0.7%)
	Chemicals: Agricultural
8,815	Yara International ASA (e)	197,888

	Engineering & Construction
3,760	Aker Solutions ASA	17,572

	Financial Conglomerates
8,333	DnB NOR ASA	28,080

	Food: Specialty/Candy
14,690	Orkla ASA (e)	97,250

	Industrial Conglomerates
15,651	Norsk Hydro ASA	55,707

	Integrated Oil
27,319	StatoilHydro ASA	471,129

	Major Telecommunications
20,866	Telenor ASA	136,241

	Total Norway	1,003,867

	Portugal (d) (0.3%)
	Electric Utilities
36,573	Energias de Portugal, S.A.	129,829

	Major Telecommunications
15,218	Portugal Telecom, SGPS, S.A. (Registered Shares)	122,512

	Other Transportation
6,851	Brisa	45,305

	Regional Banks
47,620	Banco Comercial Portugues, S.A. (Registered Shares) (e)	48,680

	Total Portugal	346,326

	Russia (0.0%)
	Electric Utilities
241	RAO Unified Energy System of Russia (Registered GDR) (a)	5,362

	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (ADR) (e)	41,225

	Total Russia	46,587

	Singapore (d) (1.5%)
	Airlines
16,277	Singapore Airlines Ltd.	118,804

	Hospital/Nursing Management
11,000	Parkway Holdings Ltd. (e)	8,310

	Industrial Conglomerates
45,000	Fraser & Neave Ltd. (e)	84,640
33,000	Keppel Corp. Ltd.	86,713
		171,353
	Investment Banks/Brokers
24,490	Singapore Exchange Ltd. (e)	82,986

	Major Banks
32,413	DBS Group Holdings Ltd. (e)	187,128
74,093	Oversea-Chinese Banking Corp., Ltd.	249,247
		436,375
	Major Telecommunications
211,630	Singapore Telecommunications Ltd.	367,835

	Marine Shipping
20,000	Neptune Orient Lines Ltd. (e)	14,633

	Miscellaneous Commercial Services
15,946	Raffles Education Corp., Ltd. (e)	5,402

	Other Transportation
60,089	ComfortDelGro Corp., Ltd.	57,265

	Publishing: Newspapers
47,350	Singapore Press Holdings Ltd. (e)	87,489

	Real Estate Development
39,000	Capitaland Ltd. (e)	61,108
16,462	City Developments Ltd. (e)	60,567
17,683	UOL Group Ltd.	22,567
		144,242
	Real Estate Investment Trusts
27,000	Ascendas Real Estate Investment Trust (e)	25,725
24,704	CapitaMall Trust (e)	25,649
		51,374
	Regional Banks
32,508	United Overseas Bank Ltd. (e)	251,757

	Specialty Stores
8,031	Jardine Cycle & Carriage Ltd. (e)	56,518

	Trucks/Construction/Farm Machinery
45,000	Cosco Corp Ltd. (e)	23,202
23,511	SembCorp Industries Ltd.	34,937
21,400	SembCorp Marine Ltd. (e)	21,959
		80,098

	Total Singapore	1,934,441

	Spain (d) (3.7%)
	Apparel/Footwear Retail
11,135	Industria de Diseno Textil, S.A.	425,110

	Electric Utilities
66,752	Iberdola S.A.	518,027
7,165	Union Fenosa S.A.	161,544
		679,571

	Engineering & Construction
572	Acciona S.A. (e)	64,612
3,469	ACS, Actividades de Construccion y Servicios, S.A. (e)	139,645
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	12,207
395	Fomento de Construcciones y Contratas S.A. (e)	10,321
740	Grupo Ferrovial, S.A.	19,677
		246,462
	Gas Distributors
3,522	Gas Natural SDG, S.A. (e)	84,785

	Information Technology Services
983	Indra Sistemas, S.A.	19,790

	Integrated Oil
19,018	Repsol YPF, S.A.	341,140

	Major Banks
23,524	Banco Bilbao Vizcaya Argentaria, S.A.	220,188
62,436	Banco Santander S.A.	503,810
		723,998
	Major Telecommunications
119,984	Telefonica S.A.	2,134,353

	Other Transportation
4,531	Abertis Infraestructuras S.A.	73,518

	Property - Casualty Insurers
8,559	Mapfre S.A. (e)	24,162

	Real Estate Development
891	Sacyr Vallehermoso S.A. (e)	7,609

	Regional Banks
15,050	Banco Popular Espanol S.A. (e)	103,415

	Steel
2,621	Acerinox, S.A. (e)	34,285

	Total Spain	4,898,198

	Sweden (d) (1.9%)
	Apparel/Footwear Retail
6,804	Hennes & Mauritz AB (B Shares) (e)	262,660

	Broadcasting
1,407	Modern Times Group AB (B Shares) (e)	23,983

	Electronics/Appliances
4,900	Electrolux AB (B Shares) (e)	35,337

	Engineering & Construction
7,162	Skanska AB (B Shares) (e)	61,276

	Financial Conglomerates
6,427	Investor AB (B Shares)	74,529

	Household/Personal Care
12,558	Svenska Cellulosa AB (B Shares)	97,957

	Industrial Machinery
2,000	Alfa Laval AB (e)	14,017
5,940	Assa Abloy AB (B Shares) (e)	59,569
33,920	Atlas Copco AB (A Shares) (e)	228,379
7,444	Atlas Copco AB (B Shares)	44,351
15,445	Sandvik AB (e)	79,255
		425,571
	Major Banks
8,791	Svenska Handelsbanken AB (A Shares)	95,897

	Major Telecommunications
3,992	Tele2 AB (B Shares)	32,246
44,447	TeliaSonera AB	195,179
		227,425
	Medical Specialties
4,160	Getinge AB (B Shares) (e)	55,457

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares) (e)	12,873

	Oil & Gas Production
5,026	Lundin Petroleum AB (a) (e)	24,778

	Pulp & Paper
1,250	Holmen AB (B Shares) (e)	25,573

	Regional Banks
31,254	Nordea Bank AB	165,017

	Steel
3,977	SSAB Svenskt Stal AB (Series A) (e)	27,951

	Telecommunication Equipment
82,051	Telefonaktiebolaget LM Ericsson (B Shares) (e)	655,280

	Tobacco
6,097	Swedish Match AB	82,370

	Tools/Hardware
4,900	Husqvarna AB (B Shares) (e)	20,415

	Trucks/Construction/Farm Machinery
11,185	Volvo AB (A Shares) (e)	45,617
16,650	Volvo AB (B Shares) (e)	66,516
		112,133

	Total Sweden	2,486,482

	Switzerland (8.0%)
	Biotechnology
907	Lonza Group AG (Registered Shares) (d)	82,745

	Building Products
778	Geberit AG (Registered Shares) (d)	75,254
969	Schindler Holding AG (Participation Certificates) (d)	44,011
		119,265
	Chemicals: Agricultural
2,774	Syngenta AG (Registered Shares) (d)	536,837

	Chemicals: Specialty
1,354	Ciba Holding AG	56,032

	Computer Peripherals
5,081	Logitech Intenational S.A. (Registered Shares) (a) (d)	49,261

	Construction Materials
4,064	Holcim Ltd. (Registered Shares) (d)	164,066

	Financial Conglomerates
10,232	UBS AG (Registered Shares) (d)	128,665

	Food: Major Diversified
92,973	Nestle S.A. (Registered Shares) (d)	3,214,464

	Household/Personal Care
119	Givaudan S.A. (Registered Shares) (d)	80,672

	Industrial Conglomerates
30,605	ABB Ltd. (Registered Shares) (d)	397,841
146	OC Oerlikon Corp. AG (Registered Shares) (a) (d)	5,014
		402,855
	Investment Banks/Brokers
2,556	Julius Baer Holding AG (Registered Shares) (d)	75,935

	Life/Health Insurance
327	Swiss Life Holding AG (Registered Shares) (d)	17,766

	Major Banks
14,947	Credit Suisse Group (Registered Shares) (d)	382,920

	Major Telecommunications
517	Swisscom AG (Registered Shares) (d)	162,741

	Medical Specialties
2,730	Nobel Biocare Holding AG (Registered Shares) (d)	42,045
178	Straumann Holding AG (Registered Shares) (d)	27,290
1,272	Synthes, Inc. (d)	153,653
		222,988
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares) (d)	23,308

	Multi-Line Insurance
489	Baloise Holding AG (Registered Shares) (d)	30,375
1,432	Zurich Financial Services AG (Registered Shares) (d)	258,582
		288,957
	Other Consumer Specialties
8,082	Compagnie Financiere Richemont S.A. (d)	118,131
519	Swatch Group AG (Bearer Shares) (d)	57,962
1,148	Swatch Group AG (Registered Shares) (d)	25,447
		201,540
	Personnel Services
238	Adecco S.A. (Registered Shares) (d)	7,997

	Pharmaceuticals: Major
50,195	Novartis AG (Registered Shares) (d)	2,076,934
15,106	Roche Holding AG (d)	2,123,996
		4,200,930
	Property - Casualty Insurers
5,169	Swiss Re (Registered Shares) (d)	137,347

	Total Switzerland	10,557,291

	United Kingdom (d) (g) (20.8%)
	Advertising/Marketing Services
44,383	WPP Group PLC	250,511

	Aerospace & Defense
58,291	BAE Systems PLC	340,335
21,833	Cobham PLC	67,786
10,426	Meggitt PLC	20,862
34,423	Rolls-Royce Group PLC (a)	165,927
		594,910
	Airlines
14,329	British Airways PLC	24,861

	Apparel/Footwear
7,072	Burberry Group PLC (e)	25,963

	Auto Parts: O.E.M.
10,171	GKN PLC	12,378
2,453	TI Automotive Ltd. (A Shares) (a)	0
		12,378
	Beverages: Alcoholic
71,460	Diageo PLC	978,827
5,402	SABMiller PLC	88,401
		1,067,228
	Broadcasting
122,532	ITV PLC	48,879

	Cable/Satellite Tv
32,285	British Sky Broadcasting Group PLC	231,891

	Casino/Gaming
9,958	Ladbrokes PLC	26,030

	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	32,474

	Chemicals: Major Diversified
3,408	Johnson Matthey PLC	48,186

	Containers/Packaging
10,347	Rexam PLC	46,848

	Department Stores
20,267	Marks & Spencer Group PLC	67,913
3,491	Next PLC (e)	59,400
		127,313
	Electric Utilities
5,345	International Power PLC	21,009
85,436	National Grid PLC	800,848
27,227	Scottish & Southern Energy PLC	470,455
2,445	United Utilities Group PLC	19,138
		1,311,450
	Engineering & Construction
6,913	AMEC PLC	56,498
10,421	Balfour Beatty PLC	56,179
		112,677
	Financial Conglomerates
107,721	Lloyds TSB Group PLC	141,849
38,960	Old Mutual PLC	29,486
		171,335

	Financial Publishing/Services
4,871	Thomson Reuters PLC	98,759

	Food Retail
25,276	Sainsbury (J) PLC	121,698
136,872	Tesco PLC	708,875
		830,573
	Food: Major Diversified
40,469	Unilever PLC	891,422

	Food: Specialty/Candy
28,434	Cadbury PLC	229,678
15,534	Tate & Lyle PLC	74,725
		304,403
	Gas Distributors
72,270	Centrica PLC	269,749

	Home Building
1,777	Berkeley Group Holdings PLC (The) (Units) (c) (e)	20,348

	Home Improvement Chains
16,731	Kingfisher PLC	33,633

	Hotels/Resorts/Cruiselines
2,950	Carnival PLC	54,348
6,141	InterContinental Hotels Group PLC	46,613
		100,961
	Household/Personal Care
31,232	Reckitt Benckiser Group PLC	1,208,513

	Industrial Conglomerates
6,585	Smiths Group PLC	81,862
18,353	Tomkins PLC	31,214
		113,076
	Information Technology Services
5,721	Invensys PLC (a)	12,806
32,901	LogicaCMG PLC	31,282
		44,088
	Integrated Oil
64,873	BG Group PLC	895,484
364,871	BP PLC	2,593,601
79,737	Royal Dutch Shell PLC (A Shares)	2,003,329
50,555	Royal Dutch Shell PLC (B Shares)	1,211,196
		6,703,610
	Investment Banks/Brokers
1,519	ICAP PLC	5,179
869	London Stock Exchange Group PLC (e)	6,042
		11,221
	Investment Managers
6,149	3i Group PLC	20,126
28,645	Man Group PLC	85,302
2,418	Schroders PLC	26,608
		132,036
	Life/Health Insurance
40,126	Aviva PLC	180,837
37,894	Friends Provident PLC	45,176
29,101	Prudential PLC	140,189
9,824	Standard Life PLC	31,190
		397,392
	Major Banks
81,042	Barclays PLC	120,473
87,064	HSBC Holdings PLC (Registered Shares)	679,401
216,433	Royal Bank of Scotland Group PLC	68,225
9,310	Standard Chartered PLC	117,863
		985,962
	Major Telecommunications
203,778	BT Group PLC	310,735

	Medical Specialties
24,066	Smith & Nephew PLC	174,873

	Miscellaneous Commercial Services
10,926	Experian Group Ltd.	68,549
4,556	G4S PLC	12,681
1,852	Serco Group PLC	11,799
		93,029
	Miscellaneous Manufacturing
8,325	IMI PLC	32,359

	Multi-Line Insurance
103,000	Legal & General Group PLC	91,623
22,023	Royal & Sun Alliance Insurance Group PLC	41,939
		133,562

	Other Metals/Minerals
20,053	Anglo American PLC	363,311
32,442	BHP Billiton PLC	552,819
14,897	Rio Tinto PLC	323,801
10,051	Xstrata PLC	82,572
		1,322,503
	Other Transportation
9,153	FirstGroup PLC	36,029
9,091	Stagecoach Group PLC	16,055
		52,084
	Packaged Software
40,613	Sage Group PLC (The)	106,720

	Personnel Services
1,773	Capita Group PLC	17,951
4,987	Hays PLC	5,427
		23,378
	Pharmaceuticals: Major
38,662	AstraZeneca PLC	1,498,300
133,328	GlaxoSmithKline PLC	2,358,739
		3,857,039
	Publishing: Books/Magazines
15,834	Pearson PLC	152,868
21,662	Reed Elsevier PLC	162,149
		315,017
	Publishing: Newspapers
7,603	Daily Mail and General Trust PLC (e)	28,913
6,167	United Business Media Ltd	43,128
		72,041
	Pulp & Paper
7,123	Bunzl PLC	58,603

	Railroads
3,313	National Express Group PLC	15,630

	Restaurants
33,482	Compass Group PLC	165,658
3,327	Whitbread PLC	39,622
		205,280
	Tobacco
46,009	British American Tobacco PLC	1,264,959
14,505	Imperial Tobacco Group PLC	397,294
		1,662,253
	Utilities
9,128	Severn Trent PLC	144,062

	Wholesale Distributors
11,167	Wolseley PLC	27,857

	Wireless Telecommunications
1,399,235	Vodafone Group PLC	2,607,699

	Total United Kingdom	27,493,404

	United States (0.0%)
	Specialty Stores
1	Signet Jewelers LTD	5

	Total Common Stocks (Cost $167,281,281)	122,070,379

	Preferred Stocks (0.2%)
	Brazil (0.0%)
	Food: Meat/Fish/Dairy
22,666	Sadia S.A.	32,436

	Germany (d) (0.2%)
	Electric Utilities
634	RWE AG NV	41,792

	Household/Personal Care
2,854	Henkel AG & Co. KGaA	73,467

	Motor Vehicles
1,352	Porsche Automobil Holding SE (e)	79,841
1,020	Volkswagen AG	50,679
		130,520

	Total Germany	245,779

	Total Preferred Stocks (Cost $660,400)	278,215

NUMBER OF
RIGHTS
	Rights (0.0%)
	Australia (0.0%)
	Industrial Conglomerates
1,370	Wesfarmers Ltd.	1,568
528	Wesfarmers Ltd.	576

	Total Australia	2,144

	Belgium (0.0%)
	Financial Conglomerates
25,770	Fortis Group	0

	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co.	0

	Singapore (0.0%)
	Real Estate Investment Trusts
1,800	Ascendas Real Estate Investment Trust	332

	Total Rights (Cost $0)	2,476

NUMBER OF
WARRANTS
Warrants (0.0%)
Malaysia
Real Estate Development
12,370	IJM Land BHD (Cost $6,453)	669

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (19.1%)
	Securities held as Collateral on Loaned Securities (e) (13.9%)
	Repurchase Agreements (3.9%)
$2,607	Bank of America Securities LLC (0.28% dated 1/30/09, due 02/02/09; proceeds $2,607,488; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Freddie Mac 5.00% due 09/01/38; valued at $2,659,601).		2,607,469

1,303	Barclay’s Capital (0.7125% dated 1/30/09, due 02/02/09; proceeds $1,303,873; fully collateralized by convertible bond securities at the date of this Portfolio of Investments as follows: General Motors 5.25% due 03/06/32; valued at $1,369,267).		1,303,821

1,303	Citigroup Global Markets Inc. (0.7125%, dated 1/30/09, due 02/02/09; proceeds $1,303,873; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Energen Corp., Hologic, Inc., IHC Inc., National Fuel Gas Co., PepsiAmericas, Inc. and QUALCOMM Inc.; valued at $1,369,087).		1,303,821

	Total Repurchase Agreements (Cost $5,215,111)		5,215,111

NUMBER OF
SHARES (000)
	Investment Company (h) (10.0%)
13,213	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,213,443)		13,213,443

	Total Securities held as Collateral on Loaned Securities (Cost $18,428,554)		18,428,554

	Investment Company (h) (5.2%)
6,804	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,803,748)		6,803,748

	Total Short-Term Investments (Cost $25,232,302)		25,232,302

	Total Investments (Cost $193,180,436) (i) (j)	111.5%	147,584,041
	Liabilities in Excess of Other Assets	(11.5)	(15,230,293)
	Net Assets	100.0%	$132,353,748

ADR	American Depositary Receipt.
CDI	CHESS Depository Interest.
GDR	Global Depositary Receipt.
PPS	Price Protected Share.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entilies that are traded as a single stapled security.
(c)	Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

Securities with a total market value of $121,712,371 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)

The value of loaned securities and related collateral outstanding at January 31, 2009 was $17,187,397 and $18,549,379 respectively. The fund received cash collateral of $18,428,554 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $120,825 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Amount is less than one thousand.
(g)

At January 31, 2009, investments in securities of issuers in Japan 29.2% and United Kingdom 20.8% represented 50.0% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(i)	Securities have been designated as collateral in an amount equal to $118,319,018 in connection with open forward foreign currency contracts and open futures contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Short-Term Investments	$25,232,302	17.1%
Pharmaceuticals: Major	11,099,931	7.5
Integrated Oil	10,780,381	7.3
Electric Utilities	6,996,756	4.7
Major Banks	6,845,650	4.6
Major Telecommunications	6,105,330	4.1
Food: Major Diversified	5,472,973	3.7
Motor Vehicles	4,321,148	2.9
Electronic Equipment/Instruments	2,992,020	2.0
Food Retail	2,875,131	2.0
Wireless Telecommunications	2,715,668	1.9
Industrial Conglomerates	2,349,524	1.6
Household/Personal Care	2,325,008	1.6
Other Metals/Minerals	2,199,554	1.5
Pharmaceuticals: Other	2,159,941	1.5
Gas Distributors	2,111,390	1.4
Beverages: Alcoholic	2,056,353	1.4
Tobacco	2,044,650	1.4
Telecommunication Equipment	1,854,626	1.3
Wholesale Distributors	1,761,235	1.2
Real Estate Development	1,661,599	1.1
Railroads	1,597,190	1.1
Chemicals: Specialty	1,594,932	1.1
Engineering & Construction	1,547,031	1.0
Industrial Machinery	1,485,480	1.0
Financial Conglomerates	1,284,803	0.9
Steel	1,212,992	0.8
Regional Banks	1,193,417	0.8
Chemicals: Agricultural	1,105,246	0.8
Apparel/Footwear Retail	1,095,842	0.7
Multi-Line Insurance	1,078,266	0.7
Investment Banks/Brokers	1,075,731	0.7
Electronics/Appliances	1,070,819	0.7
Electrical Products	1,048,078	0.7
Packaged Software	1,043,279	0.7
Life/Health Insurance	900,404	0.6
Recreational Products	888,233	0.6
Chemicals: Major Diversified	861,417	0.6
Property - Casualty Insurers	848,568	0.6
Information Technology Services	838,827	0.6
Medical Specialties	825,891	0.6
Electronic Components	819,849	0.6
Food: Specialty/Candy	766,211	0.5
Aerospace & Defense	763,214	0.5
Trucks/Construction/Farm Machinery	733,770	0.5
Media Conglomerates	677,251	0.5
Department Stores	665,790	0.5
Home Building	664,096	0.4
Construction Materials	639,068	0.4
Publishing: Books/Magazines	622,696	0.4

Miscellaneous Commercial Services	584,951	0.4
Apparel/Footwear	562,272	0.4
Building Products	484,730	0.3
Auto Parts: O.E.M.	478,959	0.3
Electronic Production Equipment	441,903	0.3
Oil Refining/Marketing	430,597	0.3
Pulp & Paper	430,126	0.3
Air Freight/Couriers	414,452	0.3
Industrial Specialties	398,945	0.3
Real Estate Investment Trusts	391,175	0.3
Metal Fabrications	386,423	0.3
Automotive Aftermarket	383,497	0.3
Food: Meat/Fish/Dairy	354,526	0.2
Semiconductors	297,725	0.2
Marine Shipping	293,819	0.2
Advertising/Marketing Services	291,982	0.2
Other Transportation	282,311	0.2
Water Utilities	268,628	0.2
Airlines	255,403	0.2
Hotels/Resorts/Cruiselines	239,807	0.2
Textiles	236,592	0.2
Oil & Gas Production	235,590	0.2
Cable/Satellite Tv	231,891	0.2
Computer Processing Hardware	229,081	0.2
Biotechnology	219,056	0.2
Other Consumer Specialties	217,778	0.1
Specialty Insurance	212,602	0.1
Restaurants	205,280	0.1
Oilfield Services/Equipment	197,655	0.1
Commercial Printing/Forms	192,661	0.1
Electronics/Appliance Stores	177,543	0.1
Movies/Entertainment	174,917	0.1
Containers/Packaging	172,502	0.1
Medical/Nursing Services	171,537	0.1
Broadcasting	167,756	0.1
Investment Managers	166,417	0.1
Publishing: Newspapers	166,189	0.1
Internet Software/Services	151,284	0.1
Utilities	144,062	0.1
Casino/Gaming	137,722	0.1
Other Consumer Services	118,606	0.1
Specialty Stores	107,137	0.1
Agricultural Commodities/Milling	105,180	0.1
Discount Stores	99,672	0.1
Financial Publishing/Services	98,759	0.1
Miscellaneous Manufacturing	88,419	0.1
Finance/Rental/Leasing	78,964	0.1
Office Equipment/Supplies	75,298	0.0
Precious Metals	64,398	0.0
Computer Peripherals	49,261	0.0
Beverages: Non-Alcoholic	45,139	0.0
Personnel Services	39,233	0.0
Medical Distributors	36,634	0.0
Contract Drilling	36,247	0.0
Home Improvement Chains	33,633	0.0
Catalog/Specialty Distribution	32,474	0.0
Trucking	32,412	0.0
Tools/Hardware	20,415	0.0
Investment Trusts/Mutual Funds	18,356	0.0

Hospital/Nursing Management	8,310		0.0
Aluminum	5,587		0.0

	$147,584,041	*	100.0%

*

Does not include open short/long futures contracts with underlying face amount of $8,198,891 and net unrealized appreciation of $113,053. Also open forward foreign currency contracts with net urealized depreciation of $305,284.

Forward Foreign Currency Contract Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

GBP	290,000		$396,865	02/09/2009	$(23,400)
	$2,020,403	AUD	3,015,819	02/12/2009	(106,054)
	$10,187,874	EUR	7,725,695	02/12/2009	(297,971)
	$4,406,303	EUR	3,337,060	02/12/2009	(134,430)
	$21,371,697	EUR	16,192,029	02/12/2009	(643,777)
	$26,147,358	EUR	19,837,309	02/12/2009	(753,002)
	$1,141,178	GBP	783,120	02/12/2009	(6,550)
EUR	550,682		$727,369	02/12/2009	22,423
EUR	3,856,023		$5,083,087	02/12/2009	146,872
EUR	5,306,988		$7,011,168	02/12/2009	217,528
EUR	28,725,996		$37,964,277	02/12/2009	1,191,235
EUR	2,575,527		$3,408,761	02/12/2009	111,749
GBP	1,246,424		$1,808,748	02/12/2009	2,859
GBP	966,141		$1,404,334	02/12/2009	4,535
GBP	757,145		$1,054,400	02/12/2009	(42,594)
JPY	295,130,241		$3,291,256	02/12/2009	5,295

		Net Unrealized Depreciation			$(305,282)

Currency Abbreviations:
AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
119	Long	Dow Jones Euro STOXX 50 Futures March 2009	$3,396,256	$(129,484)

29	Long	FTSE 100 Index Futures March 2009	1,724,770	(37,394)

35	Short	US Gulf 87 Crack Swap Futures March 2009	(3,077,865)	279,931

		Net Unrealized Appreciation		$113,053

MS International Fund

Notes to the Portfolio of Investments

FAS 157

1/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$147,584,041	$20,654,083	$126,929,958	—
Other Financial Instruments*	(192,229)	113,053	(305,282)	—
Total	$147,391,812	$20,767,136	$126,624,676	—

* Other financial instruments include forward and futures contracts.

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009